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   THE MILESTONE FUNDS
   TREASURY OBLIGATIONS PORTFOLIO

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                                  ------------
                                      THE
                                    MILESTONE
                                     FUNDS
                                  ------------




                     -------------------------------------

                                  ANNUAL REPORT

                                NOVEMBER 30, 2002

                     -------------------------------------


                                     ADVISER

                       MILESTONE CAPITAL MANAGEMENT, L.P.

TABLE OF CONTENTS

Letter to Our Shareholders ................................................    3
Portfolio of Investments ..................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statements of Changes in Net Assets .......................................    8
Notes to Financial Statements .............................................    9
Financial Highlights ......................................................   12
Independent Auditor's Report ..............................................   17











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TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS
NOVEMBER 30, 2002

Dear Investors:

When The Milestone Funds Treasury Obligations Portfolio was launched eight years ago, we made a commitment to provide our shareholders with the highest standard of institutional liquidity management services. We are very pleased to report that our team has continued to consistently meet this commitment throughout the challenging market environment of 2002, and we would like to thank each and every one of our investors for your business and your on-going confidence in Milestone Capital.

Safety, liquidity, performance, and service remain the foundation principles of our business and investment philosophy. While meeting the increasingly active and complex liquidity needs of many of our investors, the fund has maintained a stable and diverse base of assets, complied fully with its regulatory and prospectus requirements, generated highly competitive performance results, and provided shareholders with customized solutions to their service and technology needs.

As we look ahead to 2003, we remain committed to our core mission and values, we look forward to continuing to work in partnership with you to address your liquidity objectives and cash management priorities, and we thank you again for investing in the Milestone Funds.

Sincerely,

/s/ JANET TIEBOUT HANSON                            /s/ COLLEEN YACHIMSKI
------------------------                            ---------------------
JANET TIEBOUT HANSON                                COLLEEN YACHIMSKI
Chairman of the Board                               Co-CIO
The Milestone Funds                                 Milestone Capital Management
President, CEO and Co-CIO
Milestone Capital Management

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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2002
($ in Thousands)

----------------------------------------------------------------------------------------------------------
                                                   PRINCIPAL                                      VALUE
                                                    AMOUNT    INTEREST RATE    MATURITY DATE     (NOTE 1)
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 27.4%

U.S. TREASURY BILLS - 24.7%

                                                  $100,000            1.60%          1/30/03     $ 99,733
                                                   300,000            1.54%          2/20/03      298,961
                                                   200,000            1.54%          2/27/03      199,247
                                                                                                 --------
                                                                                                  597,941
                                                                                                 ========

U.S. TREASURY NOTES - 2.7%

                                                  $ 25,000            5.25%          8/15/03       25,688
                                                    40,000            3.00%         11/30/03       40,652
                                                                                                 --------
                                                                                                   66,340
                                                                                                 ========

----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $664,281)                                       664,281
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 72.6%

ABN Amro Inc.,  dated  11/29/02,  repurchase  price  $100,011(Collateralized  by:  U.S.  Treasury  Notes:  $96,481
3.25%-5.875%, 12/31/03-2/15/04; aggregate market value $102,000)
                                                       100,000            1.30%          12/2/02      100,000

Banc of America Securities LLC, dated 11/29/02,  repurchase price $95,010  (Collateralized  by: U.S. Treasury Bill:
$46,027, 12/26/02; U.S. Treasury Note: $49,771, 3.00%, 2/29/04; aggregate market value $96,901)
                                                        95,000            1.28%          12/2/02       95,000

Barclays  Capital,  Inc.,  dated  11/29/02,  repurchase  price  $103,791  (Collateralized  by: U.S.  Treasury Note:
$87,235, 3.875%, 1/15/09; aggregate market value $105,856)
                                                       103,780            1.30%          12/2/02      103,780

Bear, Stearns & Co., Inc., dated 11/29/02,  repurchase price $50,006  (Collateralized by: U.S. Treasury Bill: $400,
3/6/03;  U.S.  Treasury  Bonds:   $12,955,   11.625%-13.75%,   5/15/04-11/15/04;   U.S.  Treasury  Notes:  $35,097,
2.75%-7.50%, 12/31/02-11/15/07; aggregate market value $52,823)
                                                        50,000            1.32%          12/2/02       50,000

BNP Paribas  Securities Corp.,  dated 11/29/02,  repurchase price $95,010  (Collateralized  by: U.S. Treasury Note:
$92,275, 4.375%, 5/15/07; aggregate market value $96,901)
                                                        95,000            1.32%          12/2/02       95,000

Credit Suisse First Boston Corp.,  dated 11/29/02,  repurchase  price $100,011  (Collateralized  by: U.S.  Treasury
Bonds:  $12,089,  9.375%-13.75%,  2/15/03-2/15/06;  U.S. Treasury Notes: $82,049,  2.75%-7.50%,  12/31/02- 5/15/09;
aggregate market value $102,002)
                                                       100,000            1.30%          12/2/02      100,000

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TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONT'D)

NOVEMBER 30, 2002
($ in Thousands)

-------------------------------------------------------------------------------------------------------------------
                                                     PRINCIPAL                                         VALUE
                                                        AMOUNT    INTEREST RATE    MATURITY DATE     (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 72.6% (CONT'D)

Deutsche Bank Securities Inc., dated 11/29/02,  repurchase price $110,012  (Collateralized by: U.S. Treasury Notes:
$109,335, 2.25%-3.25%, 12/31/03-7/31/04; aggregate market value: $112,200)
                                                       110,000            1.34%          12/2/02      110,000

Dresdner Kleinwort Wasserstein  Securities LLC, dated 11/29/02,  repurchase price $98,011  (Collateralized by: U.S.
Treasury Bill: $73,420, 12/26/02; U.S. Treasury Note: $25,347, 4.375%, 5/15/07; aggregate market value $99,964)
                                                        98,000            1.30%          12/2/02       98,000

Greenwich  Capital Markets,  Inc.,  dated 11/29/02,  repurchase price $200,090  (Collateralized  by: U.S.  Treasury
Bonds: $22,800, 8.75%-11.625%,  11/15/04-11/15/08;  U.S. Treasury Notes: $166,729,  2.75%-7.50%,  12/31/02-5/15/09;
aggregate market value $204,005)
                                                       200,000            1.25%         12/12/02      200,000

Greenwich  Capital Markets,  Inc.,  dated 11/29/02,  repurchase price $210,023  (Collateralized  by: U.S.  Treasury
Notes: $205,758, 3.00%-6.25%, 1/31/03-2/15/07; aggregate market value $214,205)
                                                       210,000            1.30%          12/2/02      210,000

J.P.  Morgan   Securities  Inc.,   dated  11/29/02,   repurchase  price  $95,010 (Collateralized by: U.S. Treasury
Notes: $90,326, 3.00%-7.50%, 12/31/02-5/15/09; aggregate market value $96,902)

                                                        95,000            1.25%          12/2/02       95,000

Salomon Smith Barney,  Inc.,  dated 11/29/02,  repurchase  price $95,010  (Collateralized  by: U.S.  Treasury Note:
$98,240, 3.00%, 11/15/07; aggregate market value $96,957)
                                                        95,000            1.25%          12/2/02       95,000

UBS Warburg LLC,  dated  11/29/02,  repurchase  price $315,142  (Collateralized  by: U.S.  Treasury Bill:  $97,100,
12/12/02; U.S. Treasury Note: $213,545, 4.375%, 5/15/07, aggregate market value $321,304)
                                                       315,000            1.25%         12/12/02      315,000

UBS Warburg LLC, dated 11/27/02,  repurchase price $95,017  (Collateralized  by: Cash: $4,324; U.S. Treasury Notes:
$92,030, 3.00%-4.375%, 5/15/07-11/15/07; aggregate market value $96,814)
                                                        95,000            1.31%          12/2/02       95,000
-------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $1,761,780)                                                       1,761,780
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $2,426,061)--100.0%                                                          2,426,061
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.0)%                                                             (439)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                  $2,425,622
-------------------------------------------------------------------------------------------------------------------




See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2002

ASSETS:
   Investments, at amortized cost (note 1)                        $  664,280,784
   Repurchase agreements, at value and cost (note 1)               1,761,780,000
   Cash                                                                  467,212
   Interest receivable                                                 1,121,035
   Prepaid expenses                                                        8,403
                                                                  --------------
Total assets                                                       2,427,657,434
                                                                  --------------
LIABILITIES:
   Administration fee payable                                             78,949
   Advisory fee payable                                                  197,369
   Shareholder Service fee payable- Investor Shares                       48,322
   Shareholder Service fee payable- Institutional Shares                   4,710
   Shareholder Service fee payable- Financial Shares                      16,831
   Shareholder Service fee payable- Premium Shares                        27,624
   Distribution fee payable- Premium Shares                               24,114
   Dividends payable                                                   1,536,072
   Accrued expenses                                                      101,664
                                                                  --------------
Total liabilities                                                      2,035,655
                                                                  --------------
NET ASSETS                                                        $2,425,621,779
                                                                  ==============
NET ASSETS BY CLASS OF SHARES:
   Investor Shares                                                $  354,050,891
   Institutional Shares                                              793,978,211
   Financial Shares                                                1,142,255,353
   Premium Shares                                                    135,337,324
                                                                  --------------
NET ASSETS                                                        $2,425,621,779
                                                                  ==============
SHARES OUTSTANDING
   Investor Shares                                                   353,894,731
                                                                  ==============
   Institutional Shares                                              793,547,974
                                                                  ==============
   Financial Shares                                                1,141,839,975
                                                                  ==============
   Premium Shares                                                    135,299,120
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $         1.00
                                                                  ==============
COMPOSITION OF NET ASSETS:
   Shares of beneficial interest                                  $2,424,581,800
   Undistributed gain on investments                                   1,039,979
                                                                  --------------
NET ASSETS                                                        $2,425,621,779
                                                                  ==============



See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2002

INVESTMENT INCOME:
   Interest                                                         $36,008,684
                                                                    -----------
EXPENSES (note 2):
   Advisory fees                                                      2,032,909
   Administration fees                                                  913,164
   Shareholder Service fees:
     Investor Shares                                                    545,690
     Institutional Shares                                               255,290
     Financial Shares                                                   416,085
     Service Shares                                                      45,085
     Premium Shares                                                     261,208
   Distribution fees:
     Service Shares                                                       8,994
     Premium Shares                                                     244,746
   Custodian fees and expenses                                          151,001
   Publication expenses and rating service fees                         111,171
   Transfer agent fees and expenses                                     105,340
   Accounting service fees                                               59,559
   Cash management fees                                                  49,570
   Registration and filing fees                                          38,578
   Legal fees                                                            38,280
   Insurance expense                                                     29,750
   Audit fees                                                            25,080
   Reports to shareholders                                               23,840
   Trustees' fees                                                         9,115
   Other expenses                                                         4,540
                                                                    -----------
Total expenses before fee waiver                                      5,368,995
Waiver of shareholder service and distribution fees                    (520,557)
                                                                    -----------
Total expenses after fee waiver                                       4,848,438
                                                                    -----------
NET INVESTMENT INCOME                                                31,160,246
NET REALIZED GAIN ON INVESTMENTS                                      2,572,677
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $33,732,923
                                                                    ===========



     See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR         FOR THE YEAR
                                                                   ENDED                ENDED
                                                             NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                             ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                      $    31,160,246      $    90,171,646
   Net realized gain on investments                                 2,572,677            1,072,444
                                                              ---------------      ---------------
     Net increase in net assets resulting from operations          33,732,923           91,244,090
                                                              ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income--Investor Shares                          (3,918,045)         (11,265,520)
   Net investment income--Institutional Shares                    (12,359,697)         (35,716,453)
   Net investment income--Financial Shares                        (13,426,697)         (40,185,235)
   Net investment income--Service Shares                             (234,782)            (923,625)
   Net investment income--Premium Shares                           (1,221,025)          (2,080,813)
   Net realized gain on investments--Investor Shares                 (207,495)            (156,596)
   Net realized gain on investments--Institutional Shares            (592,831)            (415,154)
   Net realized gain on investments--Financial Shares                (626,287)            (443,571)
   Net realized gain on investments--Service Shares                   (27,888)             (11,610)
   Net realized gain on investments--Premium Shares                   (78,197)             (46,346)
                                                              ---------------      ---------------
     Total distributions to shareholders                          (32,692,944)         (91,244,923)
                                                              ---------------      ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
   Sale of shares--Investor Shares                              1,131,145,541          958,724,604
   Sale of shares--Institutional Shares                         4,816,590,444        4,568,673,150
   Sale of shares--Financial Shares                             9,314,378,081        5,929,711,107
   Sale of shares--Service Shares                                  24,427,235           40,130,497
   Sale of shares--Premium Shares                                 392,326,591          429,055,121
   Reinvested dividends--Investor shares                            1,037,246            3,424,314
   Reinvested dividends--Institutional Shares                       6,954,019           19,057,082
   Reinvested dividends--Financial Shares                           7,323,675           22,354,661
   Reinvested dividends--Service Shares                                33,653               88,955
   Reinvested dividends--Premium Shares                                    39               14,917
   Cost of shares repurchased--Investor Shares                 (1,092,654,577)        (959,650,641)
   Cost of shares repurchased--Institutional Shares            (4,758,901,932)      (4,745,921,157)
   Cost of shares repurchased--Financial Shares                (8,820,004,582)      (6,555,218,677)
   Cost of shares repurchased--Service Shares                     (53,299,618)         (41,103,377)
   Cost of shares repurchased--Premium Shares                    (367,248,612)        (387,661,020)
                                                              ---------------      ---------------
     Net increase (decrease) in net assets from shares of
        beneficial interest                                       602,107,203         (718,320,464)
                                                              ---------------      ---------------
   Total increase (decrease)                                      603,147,182         (718,321,297)
NET ASSETS:
   Beginning of year                                            1,822,474,597        2,540,795,894
                                                              ---------------      ---------------
   End of year                                                $ 2,425,621,779      $ 1,822,474,597
                                                              ===============      ===============

* Share transactions at net asset value of $1.00 per share



     See notes to financial statements.

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2002

NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2002 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 2002

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains are considered short term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.  INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate up to 0.25% of the average daily net assets of the Investor Shares, Service Shares and Premium Shares. For the Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the year ended November 30, 2002, the Adviser agreed to waive any portion of its shareholder servicing fees in order to limit the total expenses of the Investor Shares and Institutional Shares to 0.45% and 0.20% of their average daily net assets, respectively. As a result, the Adviser received shareholder service fees of 0.17% and 0.01% for the Investor Shares and Institutional Shares, respectively. Effective December 1, 1999, the Board of Trustees of the Milestone Funds consented to and adopted a Shareholder Service Plan for the Financial Shares of the Portfolio. Under this plan, the Adviser will receive from the Trust an annual shareholder service fee of up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2002, the Adviser agreed to waive any portion of its shareholder servicing fee in order to limit the total expenses of the Financial Shares to 0.15% of its average net assets. As a result, the Adviser received a 0.02% shareholder service fee for the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Trust has adopted a Distribution Plan for the Service Shares, which closed on August 1, 2002, and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The Adviser agreed to waive any portion of distribution expenses in order to limit the total expenses

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TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
NOVEMBER 30, 2002

of the Service and Premium Shares to 0.45% and 0.60% of their average daily net assets, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2002, there were no unreimbursed expenses. For the eight months ended July 31, 2002, the Portfolio incurred distribution expenses for the Service Shares equal to an annual rate of 0.05% of its average daily net assets. For the year ended November 30, 2002, the Portfolio incurred 0.21% of distribution expenses for the Premium Shares.

The Adviser also serves as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.

During the year ended November 30, 2002, the Portfolio paid administration fees attributable to each class as follows:

                   Investor Shares:                 $389,421
                   Institutional Shares:             390,729
                   Financial Shares:                  28,428
                   Service Shares:                     3,307
                   Premium Shares:                     1,279

In addition, the Portfolio has a sub-administration agreement with The Bank of New York (the "Sub-Administrator"). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned fees of $100,000 during the year ended November 30, 2002.

Unified Fund Services, Inc. is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                                   ---------
                                      THE
-----------------------------------MILESTONE------------------------------------
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR
                                                                    SHARES
                                      -----------------------------------------------------------------------
                                      FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                          ENDED         ENDED          ENDED          ENDED         ENDED
                                      NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,
                                          2002          2001           2000           1999          1998
                                      ------------  ------------   ------------   ------------  -------------
PER SHARE OPERATING PERFORMANCE
   FOR A SHARE OUTSTANDING
   THROUGHOUT THE PERIOD
Beginning net asset value
   per share                              $1.00         $1.00          $1.00         $1.00          $1.00
                                          -----         -----          -----         -----          -----
Net investment income                     0.014         0.039          0.057         0.046          0.051
Dividends from net
   investment income                     (0.014)       (0.039)        (0.057)       (0.046)        (0.051)
                                          -----         -----          -----         -----          -----
Ending net asset value per share          $1.00         $1.00          $1.00         $1.00          $1.00
                                          =====         =====          =====         =====          =====
TOTAL RETURN                               1.41%         4.02%          5.89%         4.69%          5.23%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                                0.45%(a)      0.42%(a)       0.40%         0.40%          0.40%
   Net investment income                   1.33%         3.88%          5.72%         4.60%          5.08%
Net assets at the end of the period
   (000's omitted)                     $354,051      $314,361       $311,868      $343,781       $421,088

(a) Net of servicing fees waived of 0.02% for the year ended November 30, 2002 and 0.01% for the period June 1, 2001 - November 30, 2001.






See notes to financial statements.

                                   ---------
                                      THE
-----------------------------------MILESTONE------------------------------------
                                     FUNDS
                                   ---------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                 INSTITUTIONAL
                                                                    SHARES
                                      -----------------------------------------------------------------------
                                      FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                          ENDED         ENDED          ENDED          ENDED         ENDED
                                      NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,
                                          2002          2001           2000           1999          1998
                                      ------------  ------------   ------------   ------------  -------------
PER SHARE OPERATING PERFORMANCE
   FOR A SHARE OUTSTANDING
   THROUGHOUT THE PERIOD
Beginning net asset value
   per share                              $1.00         $1.00          $1.00         $1.00          $1.00
                                          -----         -----          -----         -----          -----
Net investment income                     0.017         0.042          0.059         0.048          0.053
Dividends from net
   investment income                     (0.017)       (0.042)        (0.059)       (0.048)        (0.053)
                                          -----         -----          -----         -----          -----
Ending net asset value per share          $1.00         $1.00          $1.00         $1.00          $1.00
                                          =====         =====          =====         =====          =====
TOTAL RETURN                               1.67%         4.25%          6.11%         4.91%          5.45%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses(a)                             0.20%         0.20%          0.20%         0.20%          0.20%
   Net investment income                   1.58%         4.28%          5.91%         4.79%          5.30%
Net assets at the end of the period
   (000's omitted)                     $793,978      $728,920       $887,097    $1,199,513     $1,686,835

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.01%, 0.00%, 0.00%, and 0.01%, for each of the respective periods presented.





See notes to financial statements.

                                   ---------
                                      THE
-----------------------------------MILESTONE------------------------------------
                                     FUNDS
                                   ---------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                     FINANCIAL
                                                                      SHARES
                                      -----------------------------------------------------------------------
                                      FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                          ENDED         ENDED          ENDED          ENDED         ENDED
                                      NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,
                                          2002          2001           2000           1999          1998
                                      ------------  ------------   ------------   ------------  -------------
PER SHARE OPERATING PERFORMANCE
   FOR A SHARE OUTSTANDING
   THROUGHOUT THE PERIOD
Beginning net asset value per share       $1.00         $1.00          $1.00         $1.00          $1.00
                                          -----         -----          -----         -----          -----
Net investment income                     0.017         0.042          0.060         0.049          0.054
Dividends from net
   investment income                     (0.017)       (0.042)        (0.060)       (0.049)        (0.054)
                                          -----         -----          -----         -----          -----
Ending net asset value per share          $1.00         $1.00          $1.00         $1.00          $1.00
                                          =====         =====          =====         =====          =====
TOTAL RETURN                               1.72%         4.30%          6.16%         4.97%          5.50%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses(a)                             0.15%         0.15%          0.15%         0.14%          0.15%
   Net investment income                   1.61%         4.35%          6.00%         4.90%          5.28%
Net assets at the end of the period
   (000's omitted)                   $1,142,255      $640,140     $1,243,296      $599,948       $314,556

(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.00% and 0.00%, for each of the respective periods presented.





     See notes to financial statements.

                                   ---------
                                      THE
-----------------------------------MILESTONE------------------------------------
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                      SERVICE
                                                                      SHARES
                                     ------------------------------------------------------------------------
                                     FOR THE PERIOD  FOR THE YEAR  FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                          ENDED          ENDED         ENDED          ENDED         ENDED
                                        JULY 31,     NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,
                                          2002*          2001          2000           1999          1998
                                     --------------  ------------  ------------   ------------  -------------
PER SHARE OPERATING PERFORMANCE
   FOR A SHARE OUTSTANDING
   THROUGHOUT THE PERIOD
Beginning net asset value per share       $1.00         $1.00          $1.00         $1.00          $1.00
                                          -----         -----          -----         -----          -----
Net investment income                     0.010         0.039          0.057         0.046          0.051
Dividends from net
   investment income                     (0.010)       (0.039)        (0.057)       (0.046)        (0.051)
                                          -----         -----          -----         -----          -----
Ending net asset value per share          $1.00         $1.00          $1.00         $1.00          $1.00
                                          =====         =====          =====         =====          =====
TOTAL RETURN                               0.98%         3.99%          5.84%         4.65%          5.19%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                                0.45%(a,b)    0.45%(a)       0.45%         0.45%          0.45%
   Net investment income                   1.30%(b)      3.92%          5.71%         4.50%          5.07%
Net assets at the end of the period
   (000's omitted)                          $0        $28,840        $29,723       $39,917       $109,993

(a) Net  of  distribution   fees  waived  of  0.02%   (annualized)   and  0.01%,
    respectively. (b) Annualized. The unannualized ratios for the period ended July 31, 2002 were as follows:

      Expenses                        0.30%
      Net investment income           0.87%

*   Effective   August  1,  2002,  the  Service  Shares  class  was  closed  and outstanding shares were exchanged for shares of the Investor Shares class.





See notes to financial statements.

                                   ---------
                                      THE
-----------------------------------MILESTONE------------------------------------
                                     FUNDS
                                   ---------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                     PREMIUM
                                                                     SHARES
                                     ------------------------------------------------------------------------
                                      FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                          ENDED         ENDED          ENDED          ENDED         ENDED
                                      NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,
                                          2002          2001           2000           1999          1998
                                     -------------  ------------   ------------   ------------  -------------
PER SHARE OPERATING PERFORMANCE
   FOR A SHARE OUTSTANDING
   THROUGHOUT THE PERIOD
Beginning net asset value per share       $1.00         $1.00          $1.00         $1.00          $1.00
                                          -----         -----          -----         -----          -----
Net investment income                     0.013         0.038          0.056         0.044          0.049
Dividends from net
   investment income                     (0.013)       (0.038)        (0.056)       (0.044)        (0.049)
                                          -----         -----          -----         -----          -----
Ending net asset value per share          $1.00         $1.00          $1.00         $1.00          $1.00
                                          =====         =====          =====         =====          =====
TOTAL RETURN                               1.26%         3.84%          5.68%         4.49%          5.03%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
   Expenses                                0.60%(a)      0.60%(a)       0.60%         0.60%          0.60%
   Net investment income                   1.17%         3.28%          5.56%         4.40%          4.92%
Net assets at the end of the period
   (000's omitted)                     $135,337      $110,213        $68,812       $68,799        $85,937

(a) Net of distribution fees waived of 0.02% and 0.01%, respectively.












See notes to financial statements.

                                   ---------
                                      THE
-----------------------------------MILESTONE------------------------------------
                                     FUNDS
                                   ---------

TREASURY OBLIGATIONS PORTFOLIO
INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio of The Milestone Funds, including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York

January 17, 2003

FSSessionID{D9AA032F-667D-4E57-9B35-6877D6D89C94}TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

-----------------------------------------------------------------------------------------------------------------------------------
NAME (AGE), ADDRESS, POSITION           PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
NON INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------------------
John D. Gilliam (71)                    Chief Financial Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey.
700 Park Avenue                         Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr.
New York, New York 10021                Gilliam was Deputy Comptroller, Bureau of Asset Management, in the Office of the
                                        Comptroller for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973
Trustee since October 1994              to 1987.
-----------------------------------------------------------------------------------------------------------------------------------
Karen S. Cook (50)                      General Partner of Steinhardt Partners, LP, an investment partnership, and Nepeta
125 East 72nd Street                    Capital, LLC, a fund of funds. She is also Director of Phoenix-LJH Advisors Funds LLC, a
New York, New York 10021                registered fund of funds. Trustee of Wheaton College and member of the Investment
                                        Committee. She is a member of the Advisory Board of Fifth Avenue Alternative Investments
Trustee since October 1994              (Bessemer Trust). From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman,
                                        Sachs & Co., where she was a Vice President and senior block trader.
-----------------------------------------------------------------------------------------------------------------------------------
Allen Lee Sessoms (56)                  Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to
John F. Kennedy School of Government    Present. Former President of Queens College, The City University of New York, 1995 to
79 John F. Kennedy Street               2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to
Cambridge, MA 02138                     1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico,
Trustee since June 1997                 Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for
                                        Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981 Dr.
                                        Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975
                                        Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research.
                                        He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to
                                        1973.
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------------------
Janet Tiebout Hanson (50)               President and Chief Executive Officer of Milestone Capital Management, L.P., the Adviser
810 Old Post Road                       to the Portfolio, and President and Chief Executive Officer of Milestone Capital
Bedford, New York 10506                 Management Corp., the general partner of the Adviser.  Ms. Hanson founded the Adviser in
                                        July 1994 and has served in the capacities cited above since inception.  From 1991 to
Chairman and President since October    1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co. Ms.
1994                                    Hanson also was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market
                                        Sales in New York.
-----------------------------------------------------------------------------------------------------------------------------------
Dort A. Cameron III (58)                Member of the Board of Milestone Capital Management Corp. since 1994. In 2002, Mr.
Airlie Farm                             Cameron became Chairman of Arrow Air, an all-freight airline, and Managing Partner of
751 Old Post Road                       Airlie Opportunity Fund, an investment partnership. Since 1984, he has been the General
Bedford, New York 10506                 Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an
                                        investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P.,
Trustee since October 1994              which is the General Partner of The Airlie Group, L.P., also an investment partnership.
                                        He was Chairman of Entex Information Services, a computer resale and service corporation, from August 1993 until May 2000. Mr. Cameron is a Trustee Emeritus and former chairman of the Finance Committee of Middlebury College.
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey R. Hanson (45)                  Chief Operating Officer, Milestone Capital Management, L.P. since 1994, and Managing
810 Old Post Road                       Director of the Hanson Consulting Group, Ltd. since 1991.
Bedford, New York 10506

Secretary since October 1994
-----------------------------------------------------------------------------------------------------------------------------------

     Janet Tiebout Hanson, Dort A. Cameron III and Jeffrey R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.

                                   ---------
                                      THE
-----------------------------------MILESTONE------------------------------------
                                     FUNDS
                                   ---------


                                     Adviser
  ---------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701


                                  Administrator
  ---------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701


                          Underwriter / Transfer Agent
  ---------------------------------------------------------------------------
        Unified Financial Securities, Inc. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806
                                  800-363-7660


                                 Primary Dealer
  ---------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167


                                    Custodian
  ---------------------------------------------------------------------------
                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286


                                  Legal Counsel
  ---------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


                              Independent Auditors
  ---------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS


                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE